Note 26 (Tables)	6 Months Ended
Jun. 30, 2021
Retained Earnings And Other Reserves [Abstract]
Retained Earnings And Other Reserves [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheet is as follows:

Retained earnings and other reserves (Millions of Euros)
	June 2021	December 2020
Retained earnings	31,320	30,508
Other reserves	(239)	(164)
Total	31,082	30,344